First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund Average Annual Total Returns		12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended	194 Months Ended	207 Months Ended	211 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq Clean Edge Smart Grid Infrastructure(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		30.45%		15.70%	18.87%	12.71%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	12.55%	13.15%	14.29%	13.76%	13.72%	11.47%
S&P Composite 1500® Industrials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.34%		13.75%	13.30%	13.42%
MSCI World Industrials Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.93%		11.99%	11.75%	10.69%	11.14%
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		29.60%		14.94%	18.04%	11.84%
Performance Inception Date	Nov. 16, 2009
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		29.02%		14.42%	17.49%	11.35%
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		17.49%		11.75%	15.14%	9.93%